Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	27,131,724	26,968,212
Treasury stock, common shares	3,735,503	4,320,462
Series E Preferred Stock [Member]
Cumulative redeemable preferred stock, dividend rate	14.00%	14.00%
Redeemable preferred stock, par value	$ 0	$ 0
Redeemable preferred stock, shares issued	210,000
Redeemable preferred stock, shares outstanding	210,000
Redeemable preferred stock, liquidation preference	$ 212,287,000
Series F Preferred Stock [Member]
Redeemable preferred stock, par value	$ 0	$ 0
Redeemable preferred stock, shares issued	1
Redeemable preferred stock, shares outstanding	1
Redeemable preferred stock, liquidation preference	$ 100
Series B Preferred Stock [Member]
Convertible preferred stock dividend rate	12.00%	12.00%
Preferred stock, shares issued	20,000	20,000
Preferred stock, shares outstanding	20,000	20,000
Series B cumulative, convertible preferred stock, par value	$ 100	$ 100
Series D Preferred Stock [Member]
Convertible preferred stock dividend rate	6.00%	6.00%
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Series D cumulative, convertible Class C preferred stock, par value	$ 0	$ 0